UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $83,978 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     1086    29950 SH       Sole                     2350        0    27600
AT&T INC                       COM              00206R102     2347    86900 SH       Sole                     6450        0    80450
BAYTEX ENERGY TR               TRUST UNIT       073176109     3291   149300 SH       Sole                     6750        0   142550
BRISTOL MYERS SQUIBB CO        COM              110122108     2748   122038 SH       Sole                     6800        0   115238
CHEVRON CORP NEW               COM              166764100     2575    36556 SH       Sole                     2600        0    33956
CINCINNATI FINL CORP           COM              172062101     2603   100146 SH       Sole                     9975        0    90171
CONOCOPHILLIPS                 COM              20825C104     2444    54115 SH       Sole                     3450        0    50665
CRANE CO                       COM              224399105     1067    41350 SH       Sole                     4025        0    37325
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     2916    30526 SH       Sole                     2000        0    28526
DORCHESTER MINERALS LP         COM UNIT         25820R105     1371    60750 SH       Sole                     1050        0    59700
EATON CORP                     COM              278058102     1860    32875 SH       Sole                     3725        0    29150
ENCANA CORP                    COM              292505104     2285    39662 SH       Sole                     2850        0    36812
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     2372    55750 SH       Sole                     5200        0    50550
EXXON MOBIL CORP               COM              30231G102     1173    17090 SH       Sole                        0        0    17090
GENUINE PARTS CO               COM              372460105     2737    71925 SH       Sole                     5875        0    66050
HEINZ H J CO                   COM              423074103     2778    69875 SH       Sole                     4425        0    65450
HUBBELL INC                    CL B             443510201     2311    55025 SH       Sole                     3900        0    51125
HUDSON CITY BANCORP            COM              443683107     2374   180500 SH       Sole                    18125        0   162375
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     3035   169450 SH       Sole                    12175        0   157275
INERGY L P                     UNIT LTD PTNR    456615103     1879    63100 SH       Sole                     4525        0    58575
JOHNSON & JOHNSON              COM              478160104      591     9713 SH       Sole                        0        0     9713
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      205     3800 SH       Sole                        0        0     3800
LINN ENERGY LLC                UNIT LTD LIAB    536020100      230    10050 SH       Sole                        0        0    10050
MDU RES GROUP INC              COM              552690109     2386   114425 SH       Sole                     8150        0   106275
MERCK & CO INC                 COM              589331107     3349   105880 SH       Sole                     7200        0    98680
NATIONAL RETAIL PROPERTIES I   COM              637417106     3084   143632 SH       Sole                    10600        0   133032
NUSTAR ENERGY LP               UNIT COM         67058H102     2512    48461 SH       Sole                     4200        0    44261
PAYCHEX INC                    COM              704326107     2800    96400 SH       Sole                     8225        0    88175
PPG INDS INC                   COM              693506107     2502    42975 SH       Sole                     2775        0    40200
PRICE T ROWE GROUP INC         COM              74144t108      320     7000 SH       Sole                        0        0     7000
QUALCOMM INC                   COM              747525103      769    17105 SH       Sole                     2075        0    15030
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     3009   166600 SH       Sole                    11000        0   155600
SONOCO PRODS CO                COM              835495102     2819   102375 SH       Sole                     9375        0    93000
SPDR GOLD TRUST                GOLD SHS         78463V107     1584    16025 SH       Sole                      850        0    15175
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     2906    49050 SH       Sole                     3900        0    45150
SYSCO CORP                     COM              871829107     2374    95525 SH       Sole                     7775        0    87750
TERRA NITROGEN CO L P          COM UNIT         881005201     1588    15235 SH       Sole                     1650        0    13585
V F CORP                       COM              918204108     1139    15725 SH       Sole                     1800        0    13925
VERIZON COMMUNICATIONS INC     COM              92343V104     2301    76027 SH       Sole                     6150        0    69877
W P CAREY & CO LLC             COM              92930Y107     2258    79750 SH       Sole                     6000        0    73750